Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Trade Accounts Receivables

Description	2018	2017
Trade accounts receivable	757,991	966,827
Carbon credits (a)	7,306	2,998

	765,297	969,825
( - ) Adjustment to present value (b)	(32,456)	(34,472)
( - ) Allowance for doubtful accounts	(109,966)	(157,247)

Total	622,875	778,106

Current	501,821	669,237
Non-current	121,054	108,869

(a)

The Company entered into an agreement on June 17, 2015 with Nordic Environment Finance Corporation referring to the Clean Development Mechanism (MDL), whereby the biogas generated in a landfills is burned and transformed into carbon credits. The balances as of December 31, 2018 refers to credits generated in the current fiscal year and that the Company expects to realize in 2019 due to usual timing of credit approval.

(b)	The adjustment of long-term receivables to present value was calculated using a discount rate of 8.50% per year.

Summary of Aging of Trade Accounts Receivable

The aging of trade accounts receivable is as follows:

Description	2018	2017
Unbilled	—	168,949
Falling due	327,327	386,030
Overdue up to 30 days	37,530	56,067
Overdue from 31 to 60 days	27,375	26,403
Overdue from 61 to 90 days	42,788	30,232
Overdue from 91 to 180 days	88,377	65,569
Overdue from 181 to 360 days	60,698	79,328
Overdue for more than 360 days	181,202	157,247

Total	765,297	969,825

Summary of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts are as follows:

Description	2018	2017	2016
Opening balance	(157,247)	(155,341)	(168,210)
Additional allowance	(26,311)	(104,963)	(304,436)
Reversal of allowance	36,823	103,057	317,279
Transfer to discontinued operations	497	—	26
Write-off referring to actual losses	32,780	—	—
Change in accounting practice	3,492	—	—

Closing balance	(109,966)	(157,247)	(155,341)